Trade receivables and other current assets	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other current assets	Trade receivables and other current assets
8.1 TRADE RECEIVABLES

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Trade receivables	3,121	905
Trade receivables	3,121	905
As of June 30, 2024, trade receivables balance mainly relates to Janssen revenue not yet collected, which is comprised of product supplies for €1.6 million, technology transfer and technical assistance for €0.7 million, and intellectual property services for €0.5 million.

8.2 OTHER CURRENT ASSETS

Other current assets break down as follows:

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Research tax credit receivable	6,273	3,939
VAT receivable	1,089	1,171
Prepaid expenses	2,269	2,560
Other receivables	1,369	1,418
Other current assets	11,000	9,088

As of June 30, 2024, €2.3 million prepaid expenses mainly relate to research agreements with MD Anderson for €1.3 million as compared to €1.2 million as of December 31, 2023, €0.6 million related to invoices received for third party services beyond the current closing period, mainly related to IT, insurance and other invoices related to annual administrative contracts, and €0.4 million related to purchases of clinical product not yet consumed as of closing date.

Other receivables are approximatively stable and mainly comprised of advance payments to suppliers amounting of €1.1 million as of June 30, 2024, as compared to €1.1 million as of December 31, 2023. Most of these advance payments have been made to Contract Research Organization (CRO) and to Clinical Services Providers in connection with the execution of the clinical trial NANORAY-312.

Research tax credit

The Company is eligible for the Research Tax Credit - CIR (Crédit d’Impôt Recherche) issued by the French tax authorities.

The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2023	3,939
2024 research tax credit – Nanobiotix S.A. (1)	2,245
2024 research tax credit – Curadigm S.A.S (1)	89
Receivable as of June 30, 2024	6,273
(1) See Note 15 Revenue and other income.

8.3 CONTRACT ASSETS - CURRENT

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Contract assets - Current	—	2,062
Contract assets - Current	—	2,062

The balance of contract assets - current, amounting to €2.1 million as of December 31, 2023 was associated with revenue recognized from the first milestone under IFRS 15 following the Janssen Agreement. As Janssen executed the payment in May 2024, there no longer are any contract assets at the end of June 2024.